Note 6 - Employee Benefit Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Note 6 - Employee Benefit Plans (Details) [Line Items]
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Gains (Losses), before Tax	$ 7,634,982	$ 4,794,177
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Pensions	2,595,894	1,630,020
Defined Benefit Plan, Amount to be Amortized from Accumulated Other Comprehensive Income (Loss) Next Fiscal Year	762,233
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year	300,000
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	4.00%
Paid to Pension [Member]
Note 6 - Employee Benefit Plans (Details) [Line Items]
Dividends	$ 6,200	$ 7,750